Inventories, net	12 Months Ended
Dec. 31, 2020
Inventories, net
Inventories, net	(4) Inventories, net Inventories, net consisted of the following at December 31, 2020:

Finished goods	$—
Raw materials	781,222
Growing crops	2,605,891
Total inventories, net	$3,387,113